UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2009

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    February 16, 2010


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      18

Form13F Information Table Value Total:      $111,056 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING      COM              053015103    10457   244200 SH       SOLE    NONE           244200        0        0
AUTOZONE                       COM              053332102     8062    51000 SH       SOLE    NONE            51000        0        0
CISCO SYSTEMS                  COM              17275R102     7457   311500 SH       SOLE    NONE           311500        0        0
COCA-COLA COMPANY              COM              191216100     5130    90000 SH       SOLE    NONE            90000        0        0
COMCAST CORP COMMON CLASS A ST A                20030N101     1112    65959 SH       SOLE    NONE            65959        0        0
COMCAST CORP SPECIAL CLASS A S A                20030N200     4271   266800 SH       SOLE    NONE           266800        0        0
COSTCO WHOLESALE CORP.         COM              22160K105     7195   121600 SH       SOLE    NONE           121600        0        0
DARDEN RESTAURANTS             COM              237194105     5110   145700 SH       SOLE    NONE           145700        0        0
EBAY                           COM              278642103     6572   279300 SH       SOLE    NONE           279300        0        0
INTUIT INC                     COM              461202103     9474   308300 SH       SOLE    NONE           308300        0        0
JOHNSON & JOHNSON              COM              478160104     5913    91800 SH       SOLE    NONE            91800        0        0
MEDTRONIC CONVERTIBLE 1.5% 04/ COM              585055AL0     8907  8775000 SH       SOLE    NONE          8775000        0        0
PALM INC.                      COM              696643105      150    15000 SH       SOLE    NONE            15000        0        0
PROGRESSIVE CORP               COM              743315103     7311   406400 SH       SOLE    NONE           406400        0        0
SONIC CORP.                    COM              835451105     4267   423700 SH       SOLE    NONE           423700        0        0
TARGET CORP                    COM              87612E106     6902   142700 SH       SOLE    NONE           142700        0        0
TJX COMPANIES                  COM              872540109    10965   300000 SH       SOLE    NONE           300000        0        0
WAL-MART STORES INC.           COM              931142103     1801    33700 SH       SOLE    NONE            33700        0        0